FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Components of Financing Costs

		Years ended December 31,
	Notes	2024	2023
Interest expense		$95.9	$79.0
Accretion expense - gold prepayment	19	15.9	10.8
Repurchase option fee	8	32.7	23.7
Credit Facility fees		6.2	4.1
Accretion expense - asset retirement obligations	14(a)	5.7	5.0
Other finance costs		12.9	11.9
		$169.3	$134.5
Borrowing costs attributable to qualifying assets		$(98.5)	$(113.5)
		$70.8	$21.0

Interest paid[1]		$91.6	$68.3
1.Interest paid relates to interest charges on the Company's 5.75% senior notes, Term Loan, Credit Facility, equipment loans and leases.